Note 14 - Retirement and Pension Plans - Summary of Funded Status of the Plan (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated benefit obligation	$ (889)	$ (837)
Project benefit obligation	(1,034)	(979)	$ (1,018)	$ (1,026)
Plan assets at fair value	857	765	$ 697	$ 671
Funded status of the plan	$ (177)	$ (214)